                        SERIES I AND SERIES II SHARES OF

                         AIM V.I. AGGRESSIVE GROWTH FUND
                          AIM V.I. BASIC BALANCED FUND
                            AIM V.I. BASIC VALUE FUND
                             AIM V.I. BLUE CHIP FUND
                       AIM V.I. CAPITAL APPRECIATION FUND
                        AIM V.I. CAPITAL DEVELOPMENT FUND
                            AIM V.I. CORE EQUITY FUND
                        AIM V.I. DIVERSIFIED INCOME FUND
                       AIM V.I. GOVERNMENT SECURITIES FUND
                              AIM V.I. GROWTH FUND
                            AIM V.I. HIGH YIELD FUND
                       AIM V.I. INTERNATIONAL GROWTH FUND
                        AIM V.I. MID CAP CORE EQUITY FUND
                           AIM V.I. MONEY MARKET FUND
                          AIM V.I. PREMIER EQUITY FUND

               (SERIES PORTFOLIOS OF AIM VARIABLE INSURANCE FUNDS)


   Supplement dated March 31, 2006 to the Statement of Additional Information
     dated April 29, 2005 as supplemented July 1, 2005, September 20, 2005,
            October 5, 2005, November 17, 2005 and December 27, 2005

The following (1) replaces in its entirety, the information relating to Lisa O. Brinkley and Kevin M. Carome and (2) is added with respect to John M. Zerr and Todd L. Spillane, under the heading "APPENDIX B TRUSTEES AND OFFICERS- OTHER OFFICERS" in the Statement of Additional Information.

  "NAME, YEAR OF BIRTH          TRUSTEE           PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS                   OTHER
  AND POSITION(s) HELD           AND/OR                                                                      TRUSTEESHIP(s)
     WITH THE TRUST             OFFICER                                                                     HELD BY TRUSTEE
                                 SINCE
-----------------------------------------------------------------------------------------------------------------------------
 OTHER OFFICERS
-----------------------------------------------------------------------------------------------------------------------------
 Lisa O. Brinkley -- 1959         2004      Global Compliance Director, AMVESCAP PLC; and Vice President
 Vice President                             of the AIM Family of Funds                                            N/A

                                            Formerly:  Senior Vice President, A I M Management Group Inc.
                                            (financial services holding company); Senior Vice President and Chief Compliance Officer, A I M Advisors, Inc. and the
                                            AIM Family of Funds; Vice President and Chief Compliance
                                            Officer, A I M Capital Management, Inc. and A I M
                                            Distributors, Inc.; Vice President, AIM Investment Services,
                                            Inc. and Fund Management Company; and Senior Vice President
                                            and Compliance Director, Delaware Investments Family of Funds
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
Kevin M. Carome - 1956 Vice       2003      Senior Vice President and General Counsel, AMVESCAP PLC; and          N/A
President                                   Vice President of the AIM Family of Funds

                                            Formerly: Director, General Counsel, and Vice President Fund
                                            Management Company; Director, Senior Vice President,
                                            Secretary and General Counsel, A I M Management Group Inc.
                                            (financial services holding company) and A I M Advisors,
                                            Inc.; Director and Vice President, INVESCO Distributors,
                                            Inc.; Senior Vice President, A I M Distributors, Inc.; Vice
                                            President, A I M Capital Management, Inc. and AIM Investment
                                            Services, Inc.; Senior Vice President and Secretary of the
                                            AIM Family of Funds; and Senior Vice President and General
                                            Counsel, Liberty Financial Companies, Inc. and Liberty Funds
                                            Group, LLC
-----------------------------------------------------------------------------------------------------------------------------
Todd L. Spillane* - 1958          2006      Senior Vice President, A I M Management Group Inc.; Senior            N/A
Chief Compliance Officer                    Vice President and Chief Compliance Officer, A I M Advisors,
                                            Inc.; Chief Compliance Officer of the AIM Family of Funds;
                                            Vice President and Chief Compliance Officer, A I M Capital
                                            Management, Inc.; and Vice President, A I M Distributors,
                                            Inc., AIM Investment Services, Inc. and Fund Management
                                            Company

                                            Formerly:  Global Head of Product Development, AIG-Global
                                            Investment Group, Inc.; Chief Compliance Officer and Deputy
                                            General Counsel, AIG-SunAmerica Asset Management, and Chief
                                            Compliance Officer, Chief Operating Officer and Deputy
                                            General Counsel, American General Investment Management
-----------------------------------------------------------------------------------------------------------------------------
John M. Zerr** - 1962             2006      Director, Senior Vice President, Secretary and General                N/A
Senior Vice President,                      Counsel, A I M Management Group Inc. (financial services
Chief Legal Officer and                     holding company) and A I M Advisors, Inc.; Director and Vice
Secretary                                   President, INVESCO Distributors, Inc.; Vice President, A I M
                                            Capital Management, Inc., AIM Investment Services, Inc., and
                                            Fund Management Company; Senior Vice President, A I M
                                            Distributors, Inc.; and Senior Vice President, Chief Legal
                                            Officer and Secretary of the AIM Family of Funds

                                            Formerly:  Chief Operating Officer, Senior Vice President,
                                            General Counsel, and Secretary, Liberty Ridge Capital, Inc.
                                            (an investment adviser); Vice President and Secretary, PBHG
                                            Funds (an investment company); Vice President and Secretary,
                                            PBHG Insurance Series Fund (an investment company); General
                                            Counsel and Secretary, Pilgrim Baxter Value Investors (an
                                            investment adviser); Chief Operating Officer, General Counsel and Secretary, Old Mutual Investment Partners (a
                                            broker-dealer); General Counsel and Secretary, Old Mutual
                                            Fund Services (an administrator); General Counsel and
                                            Secretary, Old Mutual Shareholder Services (a shareholder
                                            servicing center);  Executive Vice President, General Counsel and Secretary, Old Mutual Capital, Inc. (an investment
                                            adviser); and Vice President and Secretary, Old Mutual
                                            Advisors Funds (an investment company)
-----------------------------------------------------------------------------------------------------------------------------

* Mr. Spillane was elected Chief Compliance Officer effective March 29, 2006. ** Mr. Zerr was elected Senior Vice President, Chief Legal Officer and Secretary
   effective March 29, 2006.

Additionally, effective March 31, 2006, Mr. Edward K. Dunn retired as a Trustee of the AIM Funds."

                        SERIES I AND SERIES II SHARES OF

                            AIM V.I. CORE STOCK FUND
                             AIM V.I. DYNAMICS FUND
                        AIM V.I. FINANCIAL SERVICES FUND
                        AIM V.I. GLOBAL HEALTH CARE FUND
                              AIM V.I. LEISURE FUND
                       AIM V.I. SMALL COMPANY GROWTH FUND
                            AIM V.I. TECHNOLOGY FUND
                           AIM V.I. TOTAL RETURN FUND
                             AIM V.I. UTILITIES FUND

               (SERIES PORTFOLIOS OF AIM VARIABLE INSURANCE FUNDS)


   Supplement dated March 31, 2006 to the Statement of Additional Information
     dated April 29, 2005 as supplemented May 23, 2005, September 16, 2005, September 20, 2005, October 5, 2005, November 17, 2005 and January 17, 2006

The following (1) replaces in its entirety, the information relating to Lisa O. Brinkley and Kevin M. Carome and (2) is added with respect to John M. Zerr and Todd L. Spillane, under the heading "APPENDIX C TRUSTEES AND OFFICERS- OTHER OFFICERS" in the Statement of Additional Information.

     "NAME, YEAR OF             TRUSTEE          PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS                     OTHER
  BIRTH AND POSITION(s)          AND/OR                                                                      TRUSTEESHIP(s)
   HELD WITH THE TRUST          OFFICER                                                                     HELD BY TRUSTEE
                                 SINCE
-----------------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS
-----------------------------------------------------------------------------------------------------------------------------
 Lisa O. Brinkley -- 1959                   Global Compliance Director, AMVESCAP PLC; and Vice President
 Vice President                    2004     of the AIM Family of Funds                                            N/A

                                            Formerly:  Senior Vice President, A I M Management Group Inc.
                                            (financial services holding company); Senior Vice President and Chief Compliance Officer, A I M Advisors, Inc. and the
                                            AIM Family of Funds; Vice President and Chief Compliance
                                            Officer, A I M Capital Management, Inc. and A I M
                                            Distributors, Inc.; Vice President, AIM Investment Services,
                                            Inc. and Fund Management Company; and Senior Vice President
                                            and Compliance Director, Delaware Investments Family of Funds
-----------------------------------------------------------------------------------------------------------------------------

 Kevin M. Carome - 1956 Vice       2003     Senior Vice President and General Counsel, AMVESCAP PLC; and          N/A
 President                                  Vice President of the AIM Family of Funds

                                            Formerly: Director, General Counsel, and Vice President Fund
                                            Management Company; Director, Senior Vice President,
                                            Secretary and General Counsel, A I M Management Group Inc.
                                            (financial services holding company) and A I M Advisors,
                                            Inc.; Director and Vice President, INVESCO Distributors,
                                            Inc.; Senior Vice President, A I M Distributors, Inc.; Vice
                                            President, A I M Capital Management, Inc. and AIM Investment
                                            Services, Inc.; Senior Vice President and Secretary of the
                                            AIM Family of Funds; and Senior Vice President and General
                                            Counsel, Liberty Financial Companies, Inc. and Liberty Funds
                                            Group, LLC
-----------------------------------------------------------------------------------------------------------------------------
 Todd L. Spillane* - 1958          2006     Senior Vice President, A I M Management Group Inc.; Senior            N/A
 Chief Compliance Officer                   Vice President and Chief Compliance Officer, A I M Advisors,
                                            Inc.; Chief Compliance Officer of the AIM Family of Funds;
                                            Vice President and Chief Compliance Officer, A I M Capital
                                            Management, Inc.; and Vice President, A I M Distributors,
                                            Inc., AIM Investment Services, Inc. and Fund Management
                                            Company

                                            Formerly:  Global Head of Product Development, AIG-Global
                                            Investment Group, Inc.; Chief Compliance Officer and Deputy
                                            General Counsel, AIG-SunAmerica Asset Management, and Chief
                                            Compliance Officer, Chief Operating Officer and Deputy
                                            General Counsel, American General Investment Management
-----------------------------------------------------------------------------------------------------------------------------
 John M. Zerr** - 1962             2006     Director, Senior Vice President, Secretary and General                N/A
 Senior Vice President,                     Counsel, A I M Management Group Inc. (financial services
 Chief Legal Officer and                    holding company) and A I M Advisors, Inc.; Director and Vice
 Secretary                                  President, INVESCO Distributors, Inc.; Vice President, A I M
                                            Capital Management, Inc., AIM Investment Services, Inc., and
                                            Fund Management Company; Senior Vice President, A I M
                                            Distributors, Inc.; and Senior Vice President, Chief Legal
                                            Officer and Secretary of the AIM Family of Funds

                                            Formerly:  Chief Operating Officer, Senior Vice President,
                                            General Counsel, and Secretary, Liberty Ridge Capital, Inc.
                                            (an investment adviser); Vice President and Secretary, PBHG
                                            Funds (an investment company); Vice President and Secretary,
                                            PBHG Insurance Series Fund (an investment company); General
                                            Counsel and Secretary, Pilgrim Baxter Value Investors (an
                                            investment adviser); Chief Operating Officer, General Counsel and Secretary, Old Mutual Investment Partners (a
                                            broker-dealer); General Counsel and Secretary, Old Mutual
                                            Fund Services (an administrator); General Counsel and
                                            Secretary, Old Mutual Shareholder Services (a shareholder
                                            servicing center);  Executive Vice President, General Counsel and Secretary, Old Mutual Capital, Inc. (an investment
                                            adviser); and Vice President and Secretary, Old Mutual
                                            Advisors Funds (an investment company)
-----------------------------------------------------------------------------------------------------------------------------

* Mr. Spillane was elected Chief Compliance Officer effective March 29, 2006. ** Mr. Zerr was elected Senior Vice President, Chief Legal Officer and Secretary
   effective March 29, 2006.

Additionally, effective March 31, 2006, Mr. Edward K. Dunn retired as a Trustee of the AIM Funds."